Property and Equipment - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Bottom of range [member]
Disclosure of assets under finance leases agreement [line items]
Finance lease agreement term	3 years
Top of range [member]
Disclosure of assets under finance leases agreement [line items]
Finance lease agreement term	15 years